BUSINESS OPTIMIZATION CHARGES - Schedule of Business Optimization Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 111	$ 134	$ 117
Costs to implement business optimization programs	23	45	94
Accelerated depreciation	0	5	9
Total business optimization charges	$ 134	$ 184	$ 220